Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	December 31, 2019	December 31, 2018	Weighted average amortization period

Cost:
Brand name	946	670	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	728	141	7
Backlog	90	-

	4,325	3,372
Accumulated amortization:
Brand name	946	670
Customer list	2,450	2,450
Software	111	111
Customer relationship	130	60
Backlog	90	-

	3,727	3,291

Amortized cost	$598	$81

Intangible assets are amortized based on the straight-line method for their remaining useful life.

Amortization expenses amounted to $79, $ 57 and $ 57 for the years ended December 31, 2019, 2018 and 2017, respectively. In addition the Company recognized an impairment loss of the brand name and backlog related to the acquisition of Imdecol's business operation in the amount of $356.

B.	The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Goodwill
Balance as of January 1and December 31,2018	4,676
Changes during 2019
Acquisition of Imdecol	1,085
Impairment of Goodwill (See Note 2J)	(614)
Balance as of December 31,2019	$5,147